Income Tax - Summary of Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current income tax:
Current Taxes	€ 57,400	€ 35,093	€ 28,604
Prior Years Taxes	215	(6,544)	918
Deferred tax:
Deferred Taxes	(12,990)	2,855	(11,840)
Income tax expense reported in the statement of profit or loss	€ 44,625	€ 31,404	€ 17,682